Fair Value Measurements - Summary of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Digital currencies	$ 139,655	$ 616,352	$ 199
Derivative Liabilities			23,231,938	$ 3,794,153
Derivative liabilities for shortfall of shares			14,915,419
Convertible notes inclusive of derivative liabilities			3,283,034	$ 1,781,156
Quoted Prices in Active Markets Level 1 [Member]
Digital currencies	139,655	616,352	199
Derivative Liabilities
Derivative liabilities for shortfall of shares
Convertible notes inclusive of derivative liabilities
Significant Other Observable Inputs Level 2 [Member]
Digital currencies
Derivative Liabilities
Derivative liabilities for shortfall of shares
Convertible notes inclusive of derivative liabilities
Significant Unobservable Inputs Level 3 [Member]
Digital currencies
Derivative Liabilities			23,231,938
Derivative liabilities for shortfall of shares			14,915,419
Convertible notes inclusive of derivative liabilities			$ 3,283,034